Condensed Consolidated Statements of Cumulative Redeemable Preferred Shares, Shareholders' Equity and Accumulated Other Comprehensive Loss (Parenthetical)	Mar. 31, 2017 € / shares	Dec. 31, 2016 € / shares	Dec. 31, 2016 $ / shares	Dec. 09, 2016 € / shares
Ordinary shares, par value	€ 0.10	€ 0.10
Porto Holdco B.V.
Ordinary shares, par value | (per share)			$ 0.11	€ 0.10